CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 10,118	$ 20,165
User funds		4,494	3,553
Trade receivables, net (Note 7)		3,057	1,880
Short-term bank deposit		27,153	20,000
Short-term investments			11,520
Other receivables and prepaid expenses (Note 8)		1,281	2,598
Current assets		46,103	59,716
NON-CURRENT ASSETS:
Property and equipment, net (Note 9)		420	583
Right-of-use assets, net (Note 10)		1,191	1,577
Intangible assets, net (Note 11)		8,852	7,607
Goodwill (Note 11)		15,040	15,628
Deferred taxes (Note 22)		536	969
Other long-term assets (Note 12)		1,637	1,605
Non-current assets		27,676	27,969
Total assets		73,779	87,685
CURRENT LIABILITIES:
Current maturity of lease liabilities (Note 10)		615	587
Trade payables		2,731	3,113
User accounts		4,494	3,553
Warrants liabilities (Note 15)		2,450	1,485
Accrued expenses and other payables (Note 13)		7,023	4,931
Current liabilities		17,313	13,669
LONG TERM LIABILITIES:
Lease liabilities (Note 10)		339	712
Employee benefit liabilities, net (Note 14)		1,239	1,256
Other long-term liabilities			6
Long term liabilities		1,578	1,974
EQUITY: (Note 16)
Share capital	[1]	0	0
Share premium		261,769	256,194
Foreign currency translation reserve		(307)
Reserve from remeasurement of defined benefit plans		96	27
Accumulated deficit		(206,670)	(184,179)
Total equity		54,888	72,042
Total liabilities and equity		$ 73,779	$ 87,685

[1]	Represents an amount lower than $1.